UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-21539
                                                -------------

          First Trust/Four Corners Senior Floating Rate Income Fund II
          ------------------------------------------------------------
             (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios, L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:     May 31
                                            --------------

                 Date of reporting period:  February 28, 2010
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b)
FEBRUARY 28, 2010 (Unaudited)


  Principal                                                              Ratings (c)                        Stated
    Value                         Description                         Moody's    S&P          Rate       Maturity (d)     Value
------------     -------------------------------------------------    ------------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - 137.3%
                 AEROSPACE & DEFENSE - 6.3%
$    398,512     BE Aerospace, Inc., Term Loan, Tranche B             Ba1        BBB-     5.75%          07/28/14      $   400,647
   1,582,109     DAE Aviation Holdings, Inc., Term Loan B1            B3         B        4.00%          07/31/14        1,466,088
   1,543,841     DAE Aviation Holdings, Inc., Term Loan B2            B3         B        3.99%-4.00%    07/31/14        1,430,627
   1,464,118     GenCorp, Inc., Synthetic Letter of Credit            Ba3        B+       2.48%          04/30/13        1,390,912
     603,508     GenCorp, Inc., Term Loan                             Ba3        B+       2.51%          04/30/13          573,332
     817,662     ILC Industries, Inc., Term Loan, First Lien          NR (f)     NR (f)   2.23%          02/24/12          787,000
   1,915,375     L-1 Identity Solutions Operating Co.,
                       Term Loan B-2                                  Ba3        BB       7.25%          08/05/13        1,915,375
   2,986,248     Robertson Fuel Systems, LLC, Term Loan               NR (f)     NR (f)   2.98%-5.00%    04/19/13        2,807,073
     977,444     Safenet, Inc., Term Loan, First Lien                 B1         B+       2.73%          04/12/14          918,797
   4,278,945     Spirit Aerosystems, Inc., Term Loan B                Ba2        BBB-     2.00%          09/30/13        4,196,931
     437,500     TASC, Inc., Term Loan A                              Ba2        BB       5.50%          12/18/14          439,323
   1,812,500     TASC, Inc., Term Loan B                              Ba2        BB       5.75%          12/18/15        1,824,584
   2,066,667     Vought Aircraft Industries, Inc., Synthetic
                       Letter of Credit, Tranche B                    Ba2        BB-      7.50%          12/22/10        2,071,833
   1,083,074     Vought Aircraft Industries, Inc., Term Loan B        Ba2        BB-      7.50%          12/22/11        1,083,976
     984,409     Wesco Aircraft Hardware Corp., Term Loan,
                       First Lien                                     Ba3        BB-      2.48%          09/29/13          950,570
                                                                                                                       -----------
                                                                                                                        22,257,068
                                                                                                                       -----------
                 AGRICULTURAL PRODUCTS - 2.4%
     504,242     Dole Food Co., Inc., Prefunded Letter of Credit      Ba2        BB-      8.00%          08/30/10          504,242
     876,905     Dole Food Co., Inc., Term Loan B                     Ba2        BB-      8.00%          04/12/13          876,905
   2,845,142     Dole Food Co., Inc., Term Loan C                     Ba2        BB-      8.00%          04/12/13        2,845,142
   1,243,026     Dole Food Co., Inc., Term Loan B1                    Ba2        BB-      5.50%          03/02/17        1,243,648
   2,983,263     Dole Food Co., Inc., Term Loan C1                    Ba2        BB-      5.50%          03/02/17        2,984,754
                                                                                                                       -----------
                                                                                                                         8,454,691
                                                                                                                       -----------
                 AIRLINES - 0.1%
     490,000     Delta Air Lines, Inc., Synthetic Revolving
                       Credit Facility                                Ba2        BB-      2.25%-2.28%    04/30/12          457,742
                                                                                                                       -----------

                 ALUMINUM - 1.7%
   4,380,060     Novelis Corp., Term Loan                             Ba3        BB-      2.23%-2.26%    07/06/14        4,231,449
   1,990,859     Novelis, Inc., Canadian Term Loan                    Ba3        BB-      2.23%          07/06/14        1,923,311
                                                                                                                       -----------
                                                                                                                         6,154,760
                                                                                                                       -----------
                 APPAREL RETAIL - 0.7%
   2,500,000     Hanesbrands, Inc., New Term Loan                     Ba1        BB+      5.25%          12/10/15        2,518,750
                                                                                                                       -----------

                 APPLICATION SOFTWARE - 0.8%
   2,793,838     Verint Systems, Inc., Term Loan, First Lien          NR         B+       3.48%          05/25/14        2,640,177
                                                                                                                       -----------
                 ASSET MANAGEMENT & CUSTODY BANKS - 2.1%
   1,318,164     Grosvenor Capital Management Holdings, LLP,
                       Term Loan                                      NR (f)     NR (f)   2.25%          12/05/13        1,186,347
   3,843,934     LPL Holdings, Inc., Term Loan D                      Ba3        B+       2.00%          06/28/13        3,664,549
   2,704,791     Nuveen Investments, Inc., Term Loan                  B3         B        3.25%-3.32%    11/13/14        2,353,168
     138,486     Oxford US Acquisition, LLC, Term Loan, Tranche B-2   NR (f)     NR (f)   2.25%          05/12/14          129,485
                                                                                                                       -----------
                                                                                                                         7,333,549
                                                                                                                       -----------
                 AUTO PARTS & EQUIPMENT - 0.4%
   1,500,000     TRW Automotive, Inc., Term Loan, Tranche B-3         Ba3        BB-      5.00%          05/30/16        1,502,501
                                                                                                                       -----------

                 AUTOMOBILE MANUFACTURERS - 0.7%
   2,838,417     Ford Motor Co., Term Loan, Tranche B-1               Ba3        B-       3.24%-3.26%    12/15/13        2,651,555
                                                                                                                       -----------

                 AUTOMOTIVE RETAIL - 0.6%
   2,308,825     KAR Holdings, Inc., Term Loan B                      Ba3        B+       2.98%          10/20/13        2,226,573
                                                                                                                       -----------

                 BROADCASTING - 3.4%
     798,706     Cumulus Media, Inc., Term Loan, First Lien          Caa1        B-       4.23%          06/11/14          683,892
   2,297,471     Gray Television, Inc., Term Loan B                  Caa1        CCC      3.75%          12/31/14        2,064,278
   4,331,250     LBI Media, Inc., Term Loan B                         B1         B-       1.73%          03/31/12        3,779,016
   3,500,000     Raycom Media, Inc., Term Loan, Tranche B             NR         NR       1.81%          06/25/14        3,080,000
   2,443,750     Sirius Satellite Radio, Inc., Term Loan, First Lien  B1         BB-      2.50%          12/20/12        2,336,836
                                                                                                                       -----------
                                                                                                                        11,944,022
                                                                                                                       -----------
                 BUILDING PRODUCTS - 0.1%
   1,000,000     South Edge, LLC, Term Loan C (l)                     NR         NR       5.50%          10/31/09          375,000
                                                                                                                       -----------


                See Notes to Quarterly Portfolio of Investments         Page 1




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)

  Principal                                                              Ratings (c)                        Stated
    Value                         Description                         Moody's    S&P          Rate       Maturity (d)     Value
------------     -------------------------------------------------    ------------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 CABLE AND SATELLITE - 4.2%
$  5,288,803     Charter Communications Operating, LLC, Term Loan     Ba2        BB+      2.23%          03/06/14      $ 4,933,248
   5,676,851     CSC Holdings, Inc., Incremental Term Loan            Baa3       BBB-     2.00%-2.05%    03/29/13        5,516,304
   1,946,576     UPC Broadband Holding B.V., Term Loan N              Ba3        B+       2.18%          12/31/14        1,843,569
   2,703,424     UPC Broadband Holding B.V., Term Loan T              Ba3        B+       3.93%          12/31/16        2,627,728
                                                                                                                       -----------
                                                                                                                        14,920,849
                                                                                                                       -----------
                 CASINOS & GAMING - 4.8%
   3,006,245     CCM Merger, Inc., Term Loan B                        B3         BB-      8.50%          07/13/12        2,962,405
     551,600     Las Vegas Sands, LLC, Delayed Draw Term Loan 1       B3         B-       2.01%          05/23/14          479,662
   3,287,186     Penn National Gaming, Inc., Term Loan B              Ba2        BB+      1.98%-2.00%    10/03/12        3,218,977
     805,992     Seminole Tribe of Florida, Delayed Draw
                       Term Loan B1                                   Baa3       BBB      1.75%          03/05/14          773,416
   2,904,575     Seminole Tribe of Florida, Delayed Draw
                       Term Loan B2                                   Baa3       BBB      1.75%          03/05/14        2,787,181
   2,210,526     Seminole Tribe of Florida, Delayed
                       Draw Term Loan B3                              Baa3       BBB      1.75%          03/05/14        2,121,183
   5,005,965     VML US Finance, LLC, Term Loan B                     B3         B-       4.76%          05/25/13        4,763,491
                                                                                                                       -----------
                                                                                                                        17,106,315
                                                                                                                       -----------
                 COMMODITY CHEMICALS - 2.4%
   1,421,521     Ineos Group Limited, Term Loan B2                    Caa1        B-      9.50%          12/14/13        1,318,461
   1,421,521     Ineos Group Limited, Term Loan C2                    Caa1        B-      10.00%         12/14/14        1,318,461
   6,200,000     Univar, Inc., Term Loan B-Opco                       B2         B+       3.23%          10/11/14        5,824,125
                                                                                                                       -----------
                                                                                                                         8,461,047
                                                                                                                       -----------
                 COMPUTER HARDWARE - 1.4%
   5,178,427     Activant Solutions, Inc., Term Loan                  B1          B       2.25%-2.31%    05/02/13        4,925,979
                                                                                                                       -----------

                 DATA PROCESSING & OUTSOURCED SERVICES - 1.7%
   6,825,000     Harland Clarke Holdings Corp., Term Loan B           B1         B+       2.73%-2.75%    06/30/14        5,968,463
                                                                                                                       -----------

                 DIVERSIFIED CHEMICALS - 5.1%
   1,055,448     Brenntag Holding GmbH & Co. KG, Acquisition
                       Term Loan                                      B1         BB-      2.00%-2.14%    01/17/14        1,026,423
   3,000,000     Brenntag Holding GmbH & Co. KG, Term Loan,
                       Second Lien                                    Caa1       CCC+     4.25%          06/18/15        2,861,250
   4,322,712     Brenntag Holding GmbH & Co. KG, Term Loan B2         B1         BB-      1.98%-2.00%    01/17/14        4,203,837
   4,179,454     Huntsman International, LLC, Term Loan B             Ba2        B+       1.99%-2.00%    04/19/14        3,949,555
   1,250,000     Huntsman International, LLC, Term Loan C             Ba2        B+       2.48%-2.49%    06/30/16        1,185,156
      12,091     LyondellBasell Industries AF S.C.A., Dutch
                       Revolving Credit Facility (j)                  WR         NR       3.73%          12/20/13            8,524
      27,369     LyondellBasell Industries AF S.C.A., Dutch Term
                       Loan A (j)                                     WR         NR       3.73%          12/20/13           19,295
      34,713     LyondellBasell Industries AF S.C.A., German Term
                       Loan B1 (j)                                    WR         NR       3.98%          12/20/14           24,473
      34,713     LyondellBasell Industries AF S.C.A., German Term
                       Loan B2 (j)                                    WR         NR       3.98%          12/20/14           24,473
      34,713     LyondellBasell Industries AF S.C.A., German Term
                       Loan B3 (j)                                    WR         NR       3.98%          12/20/14           24,473
     268,821     LyondellBasell Industries AF S.C.A., Initial New
                       Money Loan (DIP) (g)(j)                        NR         BB-    1.50%(i)-13.00%  06/03/10          279,776
     150,630     LyondellBasell Industries AF S.C.A.,
                       Term Loan B1 (j)                               WR         NR       7.00%          12/20/14          105,818
     150,630     LyondellBasell Industries AF S.C.A.,
                       Term Loan B2 (j)                               WR         NR       7.00%          12/20/14          105,818
     150,630     LyondellBasell Industries AF S.C.A.,
                       Term Loan B3 (j)                               WR         NR       7.00%          12/20/14          105,818
      45,343     LyondellBasell Industries AF S.C.A., U.S. Primary
                       Revolving Credit Facility (j)                  WR         NR       3.73%          12/20/13           31,967
      86,391     LyondellBasell Industries AF S.C.A., U.S. Term
                       Loan A (j)                                     WR         NR       3.73%          12/20/13           60,905
   3,934,485     Rockwood Specialties Group, Inc., Term Loan H        Ba2        BB-      6.00%          05/15/14        3,946,288
                                                                                                                       -----------
                                                                                                                        17,963,849
                                                                                                                       -----------
                 DIVERSIFIED SUPPORT SERVICES - 0.2%
     750,000     JohnsonDiversey, Inc., Term Loan                     Ba2        BB-      5.50%          11/24/15          754,688
                                                                                                                       -----------

                 EDUCATION SERVICES - 0.9%
   2,391,818     Education Management, LLC, Term Loan C               B1         BB-      2.06%          06/01/13        2,268,865
   1,034,200     ProQuest-CSA, LLC, Term Loan, First Lien             Ba3        BB-      2.76%          02/09/14          956,635
                                                                                                                       -----------
                                                                                                                         3,225,500
                                                                                                                       -----------
                 ELECTRIC UTILITIES - 8.9%
   4,350,206     Astoria Generating Co. Acquisitions, LLC,
                       Term Loan B                                    B1         BB-      2.00%-2.01%    02/23/12        4,215,349
   6,343,147     Calpine Corporation, First Priority Term Loan        B2         B+       3.14%          03/29/14        5,953,011
   2,305,929     Covanta Energy Corporation, Synthetic Letter
                       of Credit                                      Ba1        BB       1.75%          02/09/14        2,196,397


                See Notes to Quarterly Portfolio of Investments         Page 2




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)

  Principal                                                              Ratings (c)                        Stated
    Value                         Description                         Moody's    S&P          Rate       Maturity (d)     Value
------------     -------------------------------------------------    ------------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 ELECTRIC UTILITIES - (Continued)
$  4,555,110     Covanta Energy Corporation, Term Loan                Ba1        BB       1.75%          02/09/14      $ 4,338,742
   4,308,372     Mirant North America, LLC, Term Loan                 Ba2        BB       1.98%          01/03/13        4,119,110
   7,950,729     NRG Energy, Inc., Synthetic Letter of Credit         Baa3       BB+      2.00%          02/01/13        7,669,742
     593,470     NRG Energy, Inc., Term Loan                          Baa3       BB+      1.97%-2.00%    02/01/13          572,496
   1,712,790     Riverside Energy Center, LLC, Term Loan              Ba3        BB-      4.50%          06/24/11        1,699,944
     169,917     Rocky Mountain Energy Center, LLC, Synthetic
                       Letter of Credit                               Ba3        BB-      4.60%          06/24/11          168,642
     666,578     Rocky Mountain Energy Center, LLC, Term Loan         Ba3        BB-      4.50%          06/24/11          661,578
                                                                                                                       -----------
                                                                                                                        31,595,011
                                                                                                                       -----------
                 ENVIRONMENTAL & FACILITIES SERVICES - 1.3%
     220,126     EnergySolutions, LLC, Synthetic Letter of Credit     Ba2        NR (f)   3.98%          06/07/13          215,723
   1,481,947     EnergySolutions, LLC, Term Loan (Duratek)            Ba2        NR (f)   4.01%          06/07/13        1,452,308
   3,088,837     EnergySolutions, LLC, Term Loan (EnergySolutions)    Ba2        NR (f)   4.01%          06/07/13        3,027,060
                                                                                                                       -----------
                                                                                                                         4,695,091
                                                                                                                       -----------
                 FOOD DISTRIBUTORS - 2.1%
     847,826     B&G Foods, Inc., Term Loan C                         Ba1        BB       2.26%          02/23/13          834,402
   3,914,620     Dean Foods Co., Term Loan B                          B1         BB       1.62%-1.64%    04/02/14        3,753,632
   1,178,571     Wm. Wrigley Jr. Company, Term Loan B1                NR (f)     NR (f)   3.06%          12/16/12        1,181,334
   1,571,429     Wm. Wrigley Jr. Company, Term Loan B2                NR (f)     NR (f)   3.31%          10/06/14        1,576,085
                                                                                                                       -----------
                                                                                                                         7,345,453
                                                                                                                       -----------
                 FOOD RETAIL - 1.8%
   6,617,587     SUPERVALU, Inc., Term Loan B                         Ba3        BB+      1.48%          06/02/12        6,416,048
                                                                                                                       -----------

                 FOREST PRODUCTS - 2.0%
   2,800,095     Georgia-Pacific Corporation, Term Loan B1            Ba2        BBB      2.25%-2.26%    12/20/12        2,734,643
   1,431,788     Georgia-Pacific Corporation, Term Loan B2            Ba2        BBB      2.24%-2.25%    12/20/12        1,398,320
   2,836,299     Georgia-Pacific Corporation, Term Loan C             Ba2        BBB      3.50%-3.51%    12/23/14        2,829,917
                                                                                                                       -----------
                                                                                                                         6,962,880
                                                                                                                       -----------
                 GAS UTILITIES - 0.2%
     602,173     Atlas Pipeline Partners, L.P., Term Loan             B1          B       6.75%          07/27/14          598,410
                                                                                                                       -----------

                 HEALTH CARE EQUIPMENT - 1.3%
   4,725,827     Biomet, Inc., Dollar Term Loan                       B1         BB-      3.23%-3.25%    03/25/15        4,571,165
                                                                                                                       -----------

                 HEALTH CARE FACILITIES - 6.1%
     755,461     HCA, Inc., Term Loan A                               Ba3        BB       1.75%          11/19/12          713,478
   5,500,000     HCA, Inc., Term Loan B                               Ba3        BB       2.50%          11/18/13        5,219,373
   3,479,196     Health Management Associates, Inc., Term Loan B      B1         BB-      2.00%          02/28/14        3,278,659
   5,651,633     Lifepoint Hospitals, Inc., Term Loan B               Ba1        BB       1.89%          04/15/12        5,548,694
   3,615,416     Select Medical Corporation, Term Loan B-1            Ba2        BB-      4.00%          08/22/14        3,540,096
     271,667     Sun Healthcare Group, Inc., Synthetic Letter
                       of Credit                                      Ba2        B+       2.25%          04/19/14          255,367
   2,401,161     Sun Healthcare Group, Inc., Term Loan, First Lien    Ba2        B+       2.23%-2.50%    04/19/14        2,257,091
     154,089     United Surgical Partners International, Inc.,
                       Delayed  Draw Term Loan                        Ba3         B       2.23%          04/19/14          143,945
     815,645     United Surgical Partners International, Inc.,
                       Term Loan B                                    Ba3         B       2.23%-2.25%    04/19/14          761,949
                                                                                                                       -----------
                                                                                                                        21,718,652
                                                                                                                       -----------
                 HEALTH CARE SERVICES - 6.2%
     340,009     CHS/Community Health Systems, Inc., Delayed Draw
                       Term Loan                                      Ba3        BB       2.50%          07/25/14          317,696
   6,647,211     CHS/Community Health Systems, Inc., Term Loan        Ba3        BB       2.48%-2.50%    07/25/14        6,210,988
   5,611,970     DaVita, Inc., Term Loan B-1                          Ba1        BB+      1.73%-1.76%    10/05/12        5,480,790
   7,022,332     Fresenius Medical Care AG, Term Loan B               Baa3       BBB-     1.62%-1.63%    03/31/13        6,836,535
   1,940,000     Healthways, Inc., Term Loan B                        Ba2        BB       1.75%          12/01/13        1,833,300
   1,440,125     Quintiles Transnational Corp., Term Loan B,
                       First Lien                                     Ba2        BB       2.25%          03/31/13        1,391,160
                                                                                                                       -----------
                                                                                                                        22,070,469
                                                                                                                       -----------
                 HOMEBUILDING - 0.3%
     969,773     Mattamy Funding Partnership, Term Loan               NR (f)     NR (f)   2.56%          04/11/13          887,343
                                                                                                                       -----------


                See Notes to Quarterly Portfolio of Investments         Page 3




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)

  Principal                                                              Ratings (c)                        Stated
    Value                         Description                         Moody's    S&P          Rate       Maturity (d)     Value
------------     -------------------------------------------------    ------------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.3%
$  5,424,265     Dynegy Holdings, Inc., Synthetic Letter of Credit    Ba2        BB-      3.98%          04/02/13      $ 5,293,502
   3,406,439     Texas Competitive Electric Holdings Co., LLC,
                          Initial Term Loan B-3                       B1         B+       3.73%-3.75%    10/10/14        2,725,152
                                                                                                                     -------------
                                                                                                                         8,018,654
                                                                                                                     -------------
                 INDUSTRIAL CONGLOMERATES - 0.5%
   1,380,000     Bucyrus International, Inc., Term Loan C             Ba2        BB       4.50%          01/27/16        1,387,314
     233,003     Mueller Water Products, Inc., Term Loan B            Ba3        BB-      5.24%-5.25%    05/24/14          231,489
                                                                                                                       -----------
                                                                                                                         1,618,803
                                                                                                                       -----------

                 INSURANCE BROKERS - 0.2%
     784,179     HealthCare Partners, LLC, Term Loan                  Ba2        BBB-     2.00%          10/31/13          750,851
                                                                                                                       -----------

                 INTEGRATED TELECOMMUNICATION SERVICES - 3.7%
   2,259,831     Intelsat Corp., Term Loan B-2-A                      B1         BB-      2.73%          01/03/14        2,148,251
   2,259,139     Intelsat Corp., Term Loan B-2-B                      B1         BB-      2.73%          01/03/14        2,147,594
   2,259,139     Intelsat Corp., Term Loan B-2-C                      B1         BB-      2.73%          01/03/14        2,147,594
   1,496,250     NTELOS, Inc., Term Loan                              Ba3        BB-      5.75%          08/07/15        1,500,926
   5,015,278     Telesat Canada, U.S. Term Loan I                     B1         BB-      3.24%          10/31/14        4,880,939
     430,765     Telesat Canada, U.S. Term Loan II                    B1         BB-      3.24%          10/31/14          419,226
                                                                                                                       -----------
                                                                                                                        13,244,530
                                                                                                                       -----------
                 INTERNET RETAIL - 0.6%
   2,429,519     Sabre Holdings Corp., Term Loan                      B1         B        2.48%-2.50%    09/30/14        2,127,450
                                                                                                                       -----------

                 IT CONSULTING & OTHER SERVICES - 2.6%
   2,032,002     Alion Science and Technology Corp., Term Loan        B3         B+       10.50%         02/06/13        2,020,572
     449,213     Apptis (DE), Inc., Term Loan                         B1         B+       3.48%-3.51%    12/20/12          436,860
   1,226,076     CACI International, Inc., Term Loan B                Baa3       NR       1.74%-1.75%    05/03/11        1,214,581
   5,818,257     West Corporation, Term Loan B-2                      B1         BB-      2.60%-2.63%    10/24/13        5,613,711
                                                                                                                       -----------
                                                                                                                         9,285,724
                                                                                                                       -----------
                 LEISURE FACILITIES - 3.0%
   2,917,361     Cedar Fair, L.P., U.S. Term Loan                     Ba3        BB-      2.23%          08/30/12        2,890,375
     715,813     London Arena and Waterfront Finance, LLC,
                       Term Loan A                                    NR (f)     NR (f)   2.73%          03/08/12          651,390
   2,250,000     Six Flags, Inc., Exit Term Loan                      Caa1       D        TBA            06/30/16        2,229,187
     972,500     Town Sports International, LLC, Term Loan            Ba2        BB-      2.06%          02/27/14          884,975
   4,000,000     Universal City Development Partners, Ltd.,
                       Term Loan                                      Ba2        BB-      6.50%          11/06/14        4,022,500
                                                                                                                       -----------
                                                                                                                        10,678,427
                                                                                                                       -----------
                 LEISURE PRODUCTS - 0.4%
   1,594,437     LodgeNet Entertainment Corp., Term Loan              B3         B-       2.26%          04/04/14        1,473,259
                                                                                                                       -----------

                 LIFE & HEALTH INSURANCE - 3.0%
     630,950     Conseco, Inc., Term Loan                             Caa1       B-       7.50%          10/10/13          597,628
   3,615,050     MultiPlan Merger Corporation, Term Loan              B1         B+       2.75%          04/12/13        3,517,896
     375,416     MultiPlan Merger Corporation, Term Loan C            B1         B+       2.75%          04/12/13          365,327
   6,174,134     Viant Holdings, Inc., Term Loan, Tranche B           Ba3        B+       2.51%          06/25/14        5,988,910
                                                                                                                       -----------
                                                                                                                        10,469,761
                                                                                                                       -----------
                 MANAGED HEALTH CARE - 3.0%
   1,176,134     IASIS Healthcare Corporation, Delayed Draw
                       Term Loan                                      Ba2        B+       2.23%          03/15/14        1,119,777
     318,412     IASIS Healthcare Corporation, Synthetic Letter
                       of Credit                                      Ba2        B+       2.23%          03/15/14          303,155
   3,398,471     IASIS Healthcare Corporation, Term Loan              Ba2        B+       2.23%          03/15/14        3,235,626
   6,000,000     Vanguard Health Systems, Inc., Term Loan B           Ba2        B+       5.00%          01/29/16        6,007,500
                                                                                                                       -----------
                                                                                                                        10,666,058
                                                                                                                       -----------
                 METAL & GLASS CONTAINERS - 1.4%
   5,127,138     Owens-Illinois Group, Inc., Term Loan B              Baa3       BBB      1.73%          06/14/13        5,023,313
                                                                                                                       -----------

                 MOVIES & ENTERTAINMENT - 3.8%
   4,704,000     AMC Entertainment, Inc., Term Loan                   Ba2        BB-      1.98%          01/26/13        4,550,141
      55,118     Deluxe Entertainment Services Group, Inc., Credit
                        Linked Term Loan A                            Ba3        B-       6.25%          05/11/13           50,709
     905,935     Deluxe Entertainment Services Group, Inc.,
                       Term Loan, Tranche B                           Ba3        B-       6.25%          05/11/13          833,461
      95,049     Deluxe Entertainment Services Group, Inc.,
                       Term Loan, Tranche C                           Ba3        B-       6.25%          05/11/13           87,445
   2,379,305     Discovery Communications Holding, LLC, Term Loan B   Baa3       NR (f)   2.25%          05/14/14        2,363,585
   2,233,125     Discovery Communications Holding, LLC, Term Loan C   Baa3       NR (f)   5.25%          05/14/14        2,247,082


                See Notes to Quarterly Portfolio of Investments         Page 4




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)

  Principal                                                              Ratings (c)                        Stated
    Value                         Description                         Moody's    S&P          Rate       Maturity (d)     Value
------------     -------------------------------------------------    ------------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 MOVIES & ENTERTAINMENT - (Continued)
$  2,000,000     National CineMedia, LLC, Term Loan B                 Ba3        B+       2.01%          02/13/15      $ 1,924,166
   1,513,279     Regal Cinemas Corporation, Term Loan                 Ba2        BB-      3.75%          10/27/13        1,513,805
                                                                                                                       -----------
                                                                                                                        13,570,394
                                                                                                                       -----------
                 MULTI-UTILITIES - 1.3%
   2,510,637     KGEN, LLC, Synthetic Letter of Credit                B1         BB       2.06%          02/08/14        2,347,446
   2,442,197     KGEN, LLC, Term Loan                                 B1         BB       2.00%          02/08/14        2,283,454
                                                                                                                       -----------
                                                                                                                         4,630,900
                                                                                                                       -----------

                 OFFICE SERVICES & SUPPLIEs - 1.4%
   2,727,219     Emdeon Business Services, LLC, Term Loan,
                       First Lien                                     Ba3        BB       2.26%          11/16/13        2,663,301
   1,193,791     Pike Electric, Inc., Term Loan B                     NR (f)     NR (f)   1.75%          07/01/12        1,122,163
   1,349,428     Pike Electric, Inc., Term Loan C                     NR (f)     NR (f)   1.75%          12/10/12        1,268,463
                                                                                                                       -----------
                                                                                                                         5,053,927
                                                                                                                       -----------
                 OIL & GAS EQUIPMENT & SERVICES - 1.4%
   2,500,000     Dresser, Inc., Term Loan B                           B2         B+       2.48%-2.50%    05/04/14        2,385,417
   1,078,395     Hercules Offshore, Inc., Term Loan                   B2          B       6.00%          07/11/13        1,020,207
   1,500,000     Targa Resources, Inc., Term Loan                     Ba3        BB-      6.00%          07/05/16        1,503,750
                                                                                                                       -----------
                                                                                                                         4,909,374
                                                                                                                       -----------
                 OIL & GAS EXPLORATION & PRODUCTION - 2.3%
   2,193,864     ATP Oil & Gas Corporation, Term Loan, Tranche B1     NR         NR       11.25%         07/15/14        2,195,921
     309,732     ATP Oil & Gas Corporation, Term Loan, Tranche B2     NR         NR       12.25%         01/15/11          310,023
   1,989,624     Helix Energy Solutions Group, Inc., Term Loan        Ba2        BB       2.48%          07/01/13        1,910,869
   3,325,000     SemCrude, L.P., Prefunded Synthetic Letter
                       of Credit                                      NR         NR       8.41%          11/30/12        3,293,137
     175,000     SemCrude, L.P., Prefunded Synthetic Letter
                       of Credit                                      NR         NR       8.50%          11/30/12          173,323
     156,008     SemCrude, L.P., Term Loan, Second Lien               NR         NR       9.00%(o)       11/30/16          153,571
                                                                                                                       -----------
                                                                                                                         8,036,844
                                                                                                                       -----------
                 OIL & GAS REFINING & MARKETING - 0.5%
     107,222     Alon USA, Inc., Term Loan (Edgington Facility)       B1         BB-      2.48%          06/22/13           89,262
     857,778     Alon USA, Inc., Term Loan (Paramount Facility)       B1         BB-      2.48%-2.50%    06/22/13          714,100
     114,943     Calumet Lubricants Co., L.P., Synthetic
                       Letter of Credit                               B1          B       4.10%          01/03/15          103,161
     853,414     Calumet Lubricants Co., L.P., Term Loan              B1          B       4.23%-4.25%    01/03/15          765,939
                                                                                                                       -----------
                                                                                                                         1,672,462
                                                                                                                       -----------
                 OIL & GAS STORAGE & TRANSPORTATION - 1.9%
   3,000,000     Energy Transfer Equity, L.P., Term Loan              Ba2        NR       1.98%          11/01/12        2,958,729
   3,920,000     Enterprise GP Holdings, L.P., Term Loan B            Ba2        BB-      2.48%-2.50%    11/08/14        3,867,735
                                                                                                                     -------------
                                                                                                                         6,826,464
                                                                                                                     -------------
                 OTHER DIVERSIFIED FINANCIAL SERVICES - 1.7%
   6,249,081     Royalty Pharma Finance Trust, Term Loan              Baa2       BBB-     2.50%          04/16/13        6,157,220
                                                                                                                     -------------

                 PACKAGED FOODS & MEATS - 0.4%
   1,461,139     Weight Watchers International, Inc., Term Loan B     Ba1        BB+      1.81%          01/26/14        1,435,048
                                                                                                                     -------------

                 PAPER PACKAGING - 5.6%
   5,727,583     Graham Packaging Holdings Co., Term Loan B,
                       First Lien                                     B1         B+       2.50%          10/07/11        5,649,590
   2,500,000     Graphic Packaging International, Inc., Term Loan     Ba3        BB       3.00%          05/16/14        2,451,735
   3,376,872     Graphic Packaging International, Inc.,
                       Term Loan B                                    Ba3        BB       2.25%          05/16/14        3,273,878
   2,500,000     Reynolds Consumer Products Holdings, Inc.,
                       Term Loan                                      Ba2        BB-      6.25%          11/05/15        2,515,625
     852,751     Smurfit-Stone Container Enterprises, Inc.,
                       Canadian Revolving Credit Facility (j)         WR         D        2.50%-5.00%    11/01/09          848,487
     516,062     Smurfit-Stone Container Enterprises, Inc.,
                       Synthetic Letter of Credit (j)                 WR         D        4.50%          11/01/10          510,041
     587,292     Smurfit-Stone Container Enterprises, Inc.,
                       Term Loan B (j)                                WR         D        2.50%          11/01/11          580,440
   1,106,950     Smurfit-Stone Container Enterprises, Inc.,
                       Term Loan C (j)                                WR         D        2.50%          11/01/11        1,093,805
     334,679     Smurfit-Stone Container Enterprises, Inc.,
                       Term Loan C1 (j)                               WR         D        2.50%          11/01/11          330,705
   2,569,206     Smurfit-Stone Container Enterprises, Inc., U.S.
                       Revolving Credit Facility (j)                  WR         D        2.50%-4.50%    11/01/09        2,556,359
                                                                                                                       -----------
                                                                                                                        19,810,665
                                                                                                                       -----------


                See Notes to Quarterly Portfolio of Investments         Page 5




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)

  Principal                                                              Ratings (c)                        Stated
    Value                         Description                         Moody's    S&P          Rate       Maturity (d)     Value
------------     -------------------------------------------------    ------------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 PAPER PRODUCTS - 0.3%
$    885,000     Domtar Corporation, Term Loan B                      Baa3       BBB-     1.60%          03/07/14      $   869,446
                                                                                                                       -----------

                 PHARMACEUTICALS - 5.5%
   4,879,900     Catalent Pharma Solutions, Inc., Dollar Term Loan    Ba3        BB-      2.48%          04/10/14        4,437,659
   3,292,633     Graceway Pharmaceuticals, LLC, Term Loan,
                       First Lien                                     B2         BB-      2.98%          05/03/12        2,329,538
   3,958,763     Mylan, Inc., Term Loan B                             Ba3        BB+      3.50%-3.56%    10/02/14        3,908,728
   2,796,610     Warner Chilcott Corporation, Term Loan A             B1         BB+      5.50%          10/30/14        2,795,911
   1,350,000     Warner Chilcott Corporation, Term Loan B             B1         BB+      5.75%          04/30/15        1,350,367
   1,398,305     Warner Chilcott Corporation, Term Loan B1            B1         BB+      5.75%          04/30/15        1,397,346
   3,076,271     Warner Chilcott Corporation, Term Loan B2            B1         BB+      5.75%          04/30/15        3,074,161
                                                                                                                       -----------
                                                                                                                        19,293,710
                                                                                                                       -----------
                 PUBLISHING - 0.8%
      84,278     Cenveo Corporation, Delayed Draw Term Loan           Ba2        BB       4.75%          06/21/13           84,199
   2,254,214     Cenveo Corporation, Term Loan C                      Ba2        BB       4.75%          06/21/13        2,252,102
     845,147     Yell Group, PLC, Term Loan B1                        B2         B        3.98%          07/31/14          635,068
                                                                                                                       -----------
                                                                                                                         2,971,369
                                                                                                                       -----------
                 RESIDENTIAL REITs - 0.0%
      11,250     Apartment Investment Management Co., Term Loan       Ba1        BB+      1.73%          03/22/11           11,025
                                                                                                                       -----------

                 RETAIL REITs - 1.5%
   5,801,047     Capital Automotive, L.P., Term Loan C                Ba3        B        5.73%          12/14/12        5,293,456
                                                                                                                       -----------

                 SEMICONDUCTORS - 0.8%
   3,194,944     Freescale Semiconductors, Inc., Term Loan,
                       First Lien                                     B2         B-       1.98%          12/01/13        2,940,348
                                                                                                                       -----------

                 SPECIALIZED CONSUMER SERVICES - 5.0%
     965,000     Acosta, Inc., Term Loan                              NR (f)     NR (f)   2.48%          07/28/13          920,369
   3,346,029     Acxiom Corporation, Extended Term Loan               Ba2        BBB-     3.25%          03/15/15        3,312,569
     903,116     Advantage Sales & Marketing, Inc., Term Loan         NR (f)     NR (f)   2.25%-2.26%    03/29/13          859,465
   4,685,639     Affinion Group, Inc., Term Loan B                    Ba2        BB       2.73%          10/17/12        4,547,413
     256,221     ARAMARK Corporation, Prefunded Synthetic Letter
                       of Credit                                      Ba3        BB       2.11%          01/26/14          244,414
   3,897,364     ARAMARK Corporation, Term Loan                       Ba3        BB       2.13%          01/26/14        3,717,774
     997,500     Asurion Corp., Term Loan, First Lien                 NR (f)     NR (f)   3.23%-3.25%    07/03/14          965,609
     914,286     N.E.W. Holdings I, LLC, Term Loan                    NR (f)     NR (f)   2.73%          05/22/14          871,314
   1,681,607     Nielsen Finance, LLC, Dollar Term Loan               Ba3        B+       2.23%          08/09/13        1,583,714
     598,500     Protection One, Inc., Term Loan B2                   Ba3        BB       6.25%          03/31/14          572,565
                                                                                                                       -----------
                                                                                                                        17,595,206
                                                                                                                       -----------
                 SPECIALTY CHEMICALS - 1.7%
   2,000,000     Celanese Holdings, LLC, Synthetic Letter of Credit   Ba2        BB+      1.98%          04/02/14        1,920,000
   4,383,599     Celanese Holdings, LLC, Term Loan                    Ba2        BB+      2.00%          04/02/14        4,201,758
                                                                                                                       -----------
                                                                                                                         6,121,758
                                                                                                                       -----------
                 SPECIALTY STORES - 2.6%
   1,179,063     Dollarama Group, L.P., Replacement Term Loan B       Ba1        BB-      2.00%          11/18/11        1,161,377
   5,500,000     Harbor Freight Tools USA, Inc., Term Loan C          NR (f)     NR (f)   5.00%          02/12/16        5,509,168
   2,504,519     The Yankee Candle Co., Inc., Term Loan               Ba3        BB-      2.23%          02/06/14        2,399,470
                                                                                                                       -----------
                                                                                                                         9,070,015
                                                                                                                       -----------
                 SYSTEMS SOFTWARE - 4.4%
   4,351,177     Dealer Computer Services, Inc., Term Loan,
                       First Lien                                     Ba2        BB       2.25%          10/26/12        4,111,862
   3,884,107     Intergraph Corporation, Term Loan, First Lien        B1         BB-      2.25%          05/29/14        3,760,204
   1,034,316     Open Solutions, Inc., Term Loan, First Lien          B1         BB-      2.38%          01/23/14          905,888
   4,657,124     SunGard Data Systems, Inc., Term Loan A              Ba3        BB       1.98%          02/28/14        4,462,107
   2,493,573     SunGard Data Systems, Inc., Term Loan B              Ba3        BB       3.86%-3.87%    02/28/16        2,429,454
                                                                                                                       -----------
                                                                                                                        15,669,515
                                                                                                                       -----------
                 TECHNOLOGY DISTRIBUTORS - 1.2%
   1,078,000     H3C Holdings, Ltd., Term Loan B                      Ba2        BB+      3.64%          09/28/12        1,037,575
   3,451,788     Sensata Technologies Finance Co., LLC, Term Loan,
                          First Lien                                  B1         B+       1.99%-2.00%    04/27/13        3,238,208
                                                                                                                       -----------
                                                                                                                         4,275,783
                                                                                                                       -----------


                See Notes to Quarterly Portfolio of Investments         Page 6




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)

  Principal                                                              Ratings (c)                        Stated
    Value                         Description                         Moody's    S&P          Rate       Maturity (d)     Value
------------     -------------------------------------------------    ------------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 TRUCKING - 2.3%
$  2,518,324     OshKosh Corporation, Term Loan B                     Ba3        BB-      6.25%-6.26%    12/06/13      $ 2,516,226
     789,497     The Hertz Corporation, Prefunded Synthetic
                       Letter of Credit                               Ba1        BB-      2.00%          12/21/12          770,323
   5,009,102     The Hertz Corporation, Term Loan B                   Ba1        BB-      1.98%-1.99%    12/21/12        4,887,450
                                                                                                                       -----------
                                                                                                                         8,173,999
                                                                                                                       -----------

                 Total Senior Floating-Rate Loan Interests                                                             486,449,358
                 (Cost $501,150,909)                                                                                   -----------

 SENIOR FLOATING-RATE NOTES -  0.2%

                 Leisure Facilities - 0.0%
   1,225,000     HRP Myrtle Beach (h)(j)(k)(m)                        WR         NR       8.00%          04/01/12                0
                                                                                                                       -----------

                 Semiconductors - 0.2%
     650,000     NXP B.V.                                             C          CC       3.00%          10/15/13          553,313
                                                                                                                       -----------

                 Total Senior Floating-Rate Notes                                                                          553,313
                 (Cost $1,875,000)                                                                                     -----------

 NOTES - 0.0%

                 Homebuilding - 0.0%

     727,273     TOUSA, Inc. (Payment-In-Kind Election Note) (h)(j)(m)(n)                 14.75%         07/01/15                0
                                                                                                                       -----------

                 Total Notes                                                                                                     0
                 (Cost $436,364)                                                                                       -----------


  Shares                        Description                                                                               Value
---------        -------------------------------------------------------------------------------------------------     -----------
PREFERRED STOCKS - 0.0%

                 HOMEBUILDING - 0.0%
       4,273     TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind
                 Preferred Stock) (h)(j)(k)(m)                                                                                   0
                                                                                                                       -----------

                 Total Preferred Stocks                                                                                          0
                 (Cost $2,563,636)                                                                                    ------------


COMMON STOCKS - 0.1%

                 OIL & GAS EXPLORATION & PRODUCTION - 0.1%
      19,828     SemCrude, L.P.                                                                                            459,762
                                                                                                                       -----------

                 Total Common Stocks                                                                                       459,762
                 (Cost $495,700)                                                                                      ------------

WARRANTS - 0.0%

                 BROADCASTING - 0.0%
       1,449     Cumulus Media, Inc. (m)                                                                                     2,232
                                                                                                                       -----------

                 Total Warrants                                                                                              2,232
                 (Cost $0)                                                                                             -----------


                 TOTAL INVESTMENTS -  137.6%                                                                           487,464,665
                 (Cost $506,521,609) (p)

                 Outstanding Loan - (39.0)%                                                                           (138,300,000)

                 NET OTHER ASSETS AND LIABILITIES - 1.4%                                                                 5,034,792
                                                                                                                      ------------
                 NET ASSETS (APPLICABLE TO COMMON SHARES) - 100.0%                                                    $354,199,457
                                                                                                                      ============


                See Notes to Quarterly Portfolio of Investments         Page 7




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
FEBRUARY 28, 2010 (Unaudited)



(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
(b) All or a portion of the investments are available to serve as collateral on the outstanding loan.
(c) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.
(f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
(g) This DIP facility is partially drawn per Debtor-In-Possession Credit Agreement dated March 3, 2009.
(h) This investment is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.
(i) Represents commitment fee rate on unfunded loan commitment.
(j) This borrower has filed for protection in federal bankruptcy court.
(k) Non-income producing investment.
(l) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(m) This investment is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration (see Note D - Restricted Investments in the Notes to Quarterly Portfolio of Investments).
(n) This investment is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum is to be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and (ii). Interest is to be paid semi-annually; however, the issuer is in default and income is not being accrued.
(o) Interest for the period commencing on November 30, 2009 ending on December 31, 2011, shall be payable, at the Borrowers' option, (i) in cash at a rate per annum equal to 9% ("Cash Interest") or (ii) in Payment-in-Kind interest at a rate per annum equal to 11%, and, commencing January 1, 2012, shall be payable as Cash Interest.
(p) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2010, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,631,823 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,688,767.

NR  Not rated.
WR  Withdrawn rating.
TBA To be announced.



---------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2            LEVEL 3
                                              TOTAL               LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                              VALUE               QUOTED          OBSERVABLE        UNOBSERVABLE
VALUATION INPUTS                           AT 02/28/10            PRICES            INPUTS             INPUTS
-------------------------------------     ----------------   ----------------    ---------------    ----------------
Senior Floating-Rate Loan Interests*      $  486,449,358      $         -        $  486,449,358      $       -
Senior Floating-Rate Notes*                      553,313                -               553,313              -
Common Stocks*                                   459,762                -               459,762              -
Warrants*                                          2,232                -                 2,232              -
                                          --------------      -----------        --------------      ---------
Total Investments                         $  487,464,665      $         -        $  487,464,665      $       -
                                          ==============      ===========        ==============      =========

* See Portfolio of Investments for industry breakout.





                See Notes to Quarterly Portfolio of Investments         Page 8

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          FEBRUARY 28, 2010 (Unaudited)

                       VALUATION AND INVESTMENT PRACTICES

A. Portfolio Valuation:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund II ("the Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio investments, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio investments listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the investments are valued at the mean of the most recent bid and asked prices on such day. Investments traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio investments traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such investments. Portfolio investments traded in the over-the-counter market, but excluding investments traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

        o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
        o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
          o Quoted prices for similar securities in active markets.
          o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          FEBRUARY 28, 2010 (Unaudited)


          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
        o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2010 is included with the Fund's Portfolio of Investments.

B. Investment Transactions:

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such investments is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. As of February 28, 2010, the Fund had no when-issued or delayed-delivery purchase commitments.

C. Unfunded Loan Commitments:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $89,580 as of February 28, 2010. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized appreciation from the commitments is $3,655 at February 28, 2010.

D. Restricted Investments:

The Fund invests in restricted investments, which are investments that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration. The Fund held restricted investments at February 28, 2010 as shown in the following table. The Fund does not have the right to demand that such investments be registered. These investments are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

                                                                                                                   % of
                                                                                                                  Net Assets
                                                                                                                 Applicable
                                               Acquisition   Principal       Value       Current                   to Common
Security                                          Date      Value/Shares   Per Share  Carrying Cost     Value       Shares
---------------------------------------------  -----------  ------------  ----------- --------------  ---------  -----------
Cumulus Media, Inc. - Warrants                 6/29/09           1,449    $ 1.54      $         -     $  2,232       0.00%
HRP Myrtle Beach - Senior Floating Rate Notes  3/23/06      $1,225,000         -        1,225,000            -       0.00
TOUSA, Inc. - Notes                            7/31/07(1)     $727,273         -          436,364            -       0.00
TOUSA, Inc. - Preferred Stocks                 7/31/07(1)        4,273         -        2,563,636            -       0.00
                                                                                      --------------  ---------  -----------
                                                                                      $ 4,225,000     $  2,232       0.00%
                                                                                      ==============  =========  ===========

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) First Trust/Four Corners Senior Floating Rate Income Fund II
             ---------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 21, 2010
      -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 21, 2010
      -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  April 21, 2010
      -----------------------------


* Print the name and title of each signing officer under his or her signature.